TABLE OF CONTENTS

PACIFIC SELECT FUND
Letter to Shareholders	A-1
Performance Discussion	A-3
Schedules of Investments	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-7
Statements of Changes in Net Assets	C-13
Statement of Cash Flows	C-19
Financial Highlights	C-20
Notes to Financial Statements	D-1
Report of Independent Registered Public Accounting Firm	E-1
Disclosure of Fund Expenses	F-1
Trustees and Officers Information	F-3
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-7
Special Meetings of Shareholders	F-13
Where to Go for More Information	F-14

The 2010 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2010 Annual reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life & Annuity Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund (Affiliated Mutual Fund)
Cash Management	Cash Management	414,398	$4,177,998	$4,179,429
Diversified Bond	Diversified Bond	9,826,485	94,806,354	98,406,350
Floating Rate Loan	Floating Rate Loan	4,569,540	32,745,315	34,229,698
High Yield Bond	High Yield Bond	4,642,031	26,606,425	29,749,745
Inflation Managed	Inflation Managed	11,719,427	128,298,518	138,256,551
Managed Bond	Managed Bond	14,546,091	160,561,865	169,680,889
Short Duration Bond	Short Duration Bond	5,341,057	49,836,069	50,471,313
American Funds® Growth	American Funds Growth	3,473,065	24,467,966	29,231,109
American Funds Growth-Income	American Funds Growth-Income	4,591,629	38,938,077	42,869,630
Comstock	Comstock	8,509,490	66,741,382	73,299,903
Dividend Growth	Dividend Growth	3,510,887	30,805,807	34,172,406
Equity Index	Equity Index	2,292,657	44,612,679	62,975,204
Focused 30	Focused 30	120,720	988,900	1,508,257
Growth LT	Growth LT	2,024,220	34,326,300	40,183,397
Large-Cap Growth	Large-Cap Growth	7,692,699	35,368,276	45,560,378
Large-Cap Value	Large-Cap Value	8,756,907	87,348,980	98,837,687
Long/Short Large-Cap	Long/Short Large-Cap	6,050,698	48,828,644	55,928,872
Main Street® Core	Main Street Core	1,776,133	28,088,818	34,461,878
Mid-Cap Equity	Mid-Cap Equity	4,025,516	43,938,011	59,244,165
Mid-Cap Growth	Mid-Cap Growth	3,801,087	25,093,660	38,109,344
Mid-Cap Value	Mid-Cap Value	2,823,379	28,528,891	40,420,046
Small-Cap Equity	Small-Cap Equity	2,686,569	32,406,385	38,306,101
Small-Cap Growth	Small-Cap Growth	1,616,649	14,175,767	19,175,162
Small-Cap Index	Small-Cap Index	351,863	3,007,452	4,076,054
Small-Cap Value	Small-Cap Value	1,217,531	11,853,083	16,683,113
Health Sciences	Health Sciences	119,570	1,037,655	1,383,182
Real Estate	Real Estate	1,109,667	11,767,711	16,161,282
Technology	Technology	139,160	542,896	769,377
Emerging Markets	Emerging Markets	2,803,720	30,948,835	47,894,964
International Large-Cap	International Large-Cap	11,416,924	67,963,120	75,736,414
International Small-Cap	International Small-Cap	3,982,642	27,510,681	33,605,563
International Value	International Value	4,372,183	41,462,420	47,723,201
American Funds Asset Allocation	American Funds Asset Allocation	392,325	4,743,798	5,610,100
Pacific Dynamix — Conservative Growth	Pacific Dynamix — Conservative Growth	127,651	1,448,989	1,519,801
Pacific Dynamix — Moderate Growth	Pacific Dynamix — Moderate Growth	294,957	3,515,256	3,773,156
Pacific Dynamix — Growth	Pacific Dynamix — Growth	148,291	1,866,392	1,962,531

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Global Multi-Asset Series II	Invesco V.I. Global Multi-Asset Series II	68,557	870,600	1,040,011
Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II	Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II	25,523	298,285	333,069

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Class B	AllianceBernstein VPS Balanced Wealth Strategy Class B	328,852	3,215,371	3,742,333

	BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Class III	BlackRock Capital Appreciation V.I. Class III	1,673	12,755	14,368
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	2,825,950	34,139,678	40,948,017

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4	793,596	5,099,674	6,118,624
Mutual Global Discovery Securities Class 2	Mutual Global Discovery Securities Class 2	1,067	21,244	22,187

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	236,466	3,584,538	3,873,314

	Lord Abbett Series Fund, Inc.
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC	659	9,679	10,357
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	3,055	47,963	46,705
See Notes to Financial Statements

G-1

SEPARATE ACCOUNT A
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2010

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	MFS® Variable Insurance Trust
MFS Value Series — Service Class	MFS Value Series — Service Class	1,781	$21,069	$22,854

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset — Advisor Class	PIMCO Global Multi-Asset — Advisor Class	92,403	1,150,618	1,175,369

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Equity Index	JPMorgan Insurance Trust Equity Index	1,808	21,444	19,763
JPMorgan Insurance Trust U.S. Equity	JPMorgan Insurance Trust U.S. Equity	33,851	539,299	531,125

American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., and MFS is a registered trademark of MFS Fund Distributors, Inc.
See Notes to Financial Statements

G-2

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management	Bond	Rate Loan	Bond	Managed	Bond	Bond

ASSETS
Investments in affiliated mutual funds, at value	$4,179,429	$98,406,350	$34,229,698	$29,749,745	$138,256,551	$169,680,889	$50,471,313
Receivables:
Due from Pacific Life & Annuity Company	2,727	32,876	11,651	5,843	47,136	56,328	22,877

Total Assets	4,182,156	98,439,226	34,241,349	29,755,588	138,303,687	169,737,217	50,494,190

LIABILITIES
Payables:
Fund shares purchased	2,256	32,876	11,651	5,843	47,136	56,328	21,866
Other	—	11,560	3,746	2,446	11,261	14,188	—

Total Liabilities	2,256	44,436	15,397	8,289	58,397	70,516	21,866

NET ASSETS	$4,179,900	$98,394,790	$34,225,952	$29,747,299	$138,245,290	$169,666,701	$50,472,324

NET ASSETS CONSIST OF:
Accumulation units	$4,179,900	$98,393,843	$34,225,952	$29,747,299	$138,245,290	$169,664,807	$50,472,324
Contracts in payout (annuitization) period	—	947	—	—	—	1,894	—

NET ASSETS	$4,179,900	$98,394,790	$34,225,952	$29,747,299	$138,245,290	$169,666,701	$50,472,324

Units Outstanding	404,419	8,833,710	3,923,832	2,022,723	9,095,465	10,782,280	4,782,689

Accumulation Unit Value	$9.67 - $13.06	$10.60 - $11.89	$8.65 - $10.76	$11.14 - $18.53	$10.61 - $20.99	$10.64 - $22.37	$10.12 - $11.69

Cost of Investments	$4,177,998	$94,806,354	$32,745,315	$26,606,425	$128,298,518	$160,561,865	$49,836,069

	American Funds	American Funds		Dividend	Equity	Focused	Growth
	Growth	Growth-Income	Comstock	Growth	Index	30	LT

ASSETS
Investments in affiliated mutual funds, at value	$29,231,109	$42,869,630	$73,299,903	$34,172,406	$62,975,204	$1,508,257	$40,183,397
Receivables:
Fund shares redeemed	10,004	8,819	14,993	3,709	12,223	722	4,313

Total Assets	29,241,113	42,878,449	73,314,896	34,176,115	62,987,427	1,508,979	40,187,710

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	10,004	8,819	14,993	3,709	12,223	652	4,313
Other	362	2,009	5,638	2,545	6,017	—	2,476

Total Liabilities	10,366	10,828	20,631	6,254	18,240	652	6,789

NET ASSETS	$29,230,747	$42,867,621	$73,294,265	$34,169,861	$62,969,187	$1,508,327	$40,180,921

NET ASSETS CONSIST OF:
Accumulation units	$29,229,324	$42,865,722	$73,291,405	$34,168,435	$62,966,338	$1,508,327	$40,179,031
Contracts in payout (annuitization) period	1,423	1,899	2,860	1,426	2,849	—	1,890

NET ASSETS	$29,230,747	$42,867,621	$73,294,265	$34,169,861	$62,969,187	$1,508,327	$40,180,921

Units Outstanding	2,524,283	4,160,618	7,131,901	3,458,255	5,948,414	107,913	3,553,923

Accumulation Unit Value	$8.75 - $13.18	$8.23 - $11.70	$7.98 - $12.02	$8.02 - $11.83	$8.36 - $20.57	$7.91 - $16.88	$8.81 - $23.71

Cost of Investments	$24,467,966	$38,938,077	$66,741,382	$30,805,807	$44,612,679	$988,900	$34,326,300

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2010

	Variable Accounts
	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Growth	Value	Large-Cap	Core	Equity	Growth	Value

ASSETS
Investments in affiliated mutual funds, at value	$45,560,378	$98,837,687	$55,928,872	$34,461,878	$59,244,165	$38,109,344	$40,420,046
Receivables:
Fund shares redeemed	20,391	8,314	10,360	5,065	16,512	11,605	8,517

Total Assets	45,580,769	98,846,001	55,939,232	34,466,943	59,260,677	38,120,949	40,428,563

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	20,391	8,314	10,360	5,065	16,512	11,605	8,517
Other	1,726	5,638	6,894	222	251	3,529	5,083

Total Liabilities	22,117	13,952	17,254	5,287	16,763	15,134	13,600

NET ASSETS	$45,558,652	$98,832,049	$55,921,978	$34,461,656	$59,243,914	$38,105,815	$40,414,963

NET ASSETS CONSIST OF:
Accumulation units	$45,556,764	$98,828,233	$55,919,600	$34,460,235	$59,241,062	$38,103,931	$40,413,055
Contracts in payout (annuitization) period	1,888	3,816	2,378	1,421	2,852	1,884	1,908

NET ASSETS	$45,558,652	$98,832,049	$55,921,978	$34,461,656	$59,243,914	$38,105,815	$40,414,963

Units Outstanding	5,591,365	9,639,844	6,181,798	3,430,628	4,419,943	2,926,604	2,590,027

Accumulation Unit Value	$6.47 - $12.44	$7.93 - $13.16	$8.86 - $11.84	$8.35 - $17.17	$8.61 - $22.41	$10.06 - $14.27	$11.66 - $15.94

Cost of Investments	$35,368,276	$87,348,980	$48,828,644	$28,088,818	$43,938,011	$25,093,660	$28,528,891

	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Equity	Growth	Index	Value	Sciences	Estate	Technology

ASSETS
Investments in affiliated mutual funds, at value	$38,306,101	$19,175,162	$4,076,054	$16,683,113	$1,383,182	$16,161,282	$769,377
Receivables:
Due from Pacific Life & Annuity Company	422	—	610	—	—	—	—
Fund shares redeemed	—	8,150	697	3,814	766	3,108	43

Total Assets	38,306,523	19,183,312	4,077,361	16,686,927	1,383,948	16,164,390	769,420

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	8,150	—	3,814	766	3,108	43
Fund shares purchased	422	—	—	—	—	—	—
Other	4,628	1,167	—	379	89	466	21

Total Liabilities	5,050	9,317	—	4,193	855	3,574	64

NET ASSETS	$38,301,473	$19,173,995	$4,077,361	$16,682,734	$1,383,093	$16,160,816	$769,356

NET ASSETS CONSIST OF:
Accumulation units	$38,299,111	$19,173,059	$4,076,418	$16,681,786	$1,383,093	$16,159,368	$769,356
Contracts in payout (annuitization) period	2,362	936	943	948	—	1,448	—

NET ASSETS	$38,301,473	$19,173,995	$4,077,361	$16,682,734	$1,383,093	$16,160,816	$769,356

Units Outstanding	2,667,084	1,670,344	303,333	883,789	96,371	935,185	75,483

Accumulation Unit Value	$10.62 - $16.40	$9.77 - $13.74	$9.04 - $17.07	$9.93 - $24.59	$11.22 - $15.58	$7.76 - $32.20	$5.98 - $13.44

Cost of Investments	$32,406,385	$14,175,767	$3,007,452	$11,853,083	$1,037,655	$11,767,711	$542,896

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2010

	Variable Accounts
						Pacific	Pacific
						Dynamix -	Dynamix -
	Emerging	International	International	International	American Funds	Conservative	Moderate
	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth	Growth

ASSETS
Investments in affiliated mutual funds, at value	$47,894,964	$75,736,414	$33,605,563	$47,723,201	$5,610,100	$1,519,801	$3,773,156
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	100	—	—	—
Fund shares redeemed	19,440	9,122	10,839	—	1,180	56	141

Total Assets	47,914,404	75,745,536	33,616,402	47,723,301	5,611,280	1,519,857	3,773,297

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	9,137	9,122	10,839	—	1,180	56	141
Fund shares purchased	—	—	—	55	—	—	—
Other	—	1,920	2,945	—	335	77	169

Total Liabilities	9,137	11,042	13,784	55	1,515	133	310

NET ASSETS	$47,905,267	$75,734,494	$33,602,618	$47,723,246	$5,609,765	$1,519,724	$3,772,987

NET ASSETS CONSIST OF:
Accumulation units	$47,902,823	$75,730,670	$33,601,167	$47,721,342	$5,609,765	$1,519,724	$3,772,987
Contracts in payout (annuitization) period	2,444	3,824	1,451	1,904	—	—	—

NET ASSETS	$47,905,267	$75,734,494	$33,602,618	$47,723,246	$5,609,765	$1,519,724	$3,772,987

Units Outstanding	1,391,026	5,285,269	4,055,256	4,938,844	396,566	123,372	288,336

Accumulation Unit Value	$11.74 - $58.68	$9.07 - $17.08	$7.35 - $12.61	$6.17 - $12.25	$11.62 - $14.23	$12.22 - $12.36	$12.98 - $13.13

Cost of Investments	$30,948,835	$67,963,120	$27,510,681	$41,462,420	$4,743,798	$1,448,989	$3,515,256

	Pacific
	Dynamix -
	Growth
ASSETS
Investments in affiliated mutual funds, at value	$1,962,531
Receivables:
Fund shares redeemed	67

Total Assets	1,962,598

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	67
Other	74

Total Liabilities	141

NET ASSETS	$1,962,457

NET ASSETS CONSIST OF:
Accumulation units	$1,962,457
Contracts in payout (annuitization) period	—

NET ASSETS	$1,962,457

Units Outstanding	141,556

Accumulation Unit Value	$13.72 - $14.06

Cost of Investments	$1,866,392

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2010

	Variable Accounts
		Invesco
		Van Kampen				Franklin
	Invesco V.I.	V.I. Global	AllianceBernstein	BlackRock		Templeton VIP	Mutual Global
	Global	Tactical Asset	VPS Balanced	Capital	BlackRock	Founding Funds	Discovery
	Multi-Asset	Allocation	Wealth Strategy	Appreciation	Global Allocation	Allocation	Securities
	Series II	Series II	Class B	V.I. Class III	V.I. Class III	Class 4	Class 2

ASSETS
Investments in mutual funds, at value	$1,040,011	$333,069	$3,742,333	$14,368	$40,948,017	$6,118,624	$22,187
Receivables:
Fund shares redeemed	45	14	148	—	8,567	267	—

Total Assets	1,040,056	333,083	3,742,481	14,368	40,956,584	6,118,891	22,187

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	45	14	148	—	8,567	267	—
Other	67	22	222	—	2,403	337	1

Total Liabilities	112	36	370	—	10,970	604	1

NET ASSETS	$1,039,944	$333,047	$3,742,111	$14,368	$40,945,614	$6,118,287	$22,186

NET ASSETS CONSIST OF:
Accumulation units	$1,039,944	$333,047	$3,742,111	$14,368	$40,945,614	$6,118,287	$22,186
Contracts in payout (annuitization) period	—	—	—	—	—	—	—

NET ASSETS	$1,039,944	$333,047	$3,742,111	$14,368	$40,945,614	$6,118,287	$22,186

Units Outstanding	71,136	24,586	397,298	1,163	4,027,468	668,127	1,960

Accumulation Unit Value	$14.50 - $14.95	$13.48 - $13.66	$9.26 - $9.50	$12.34 - $12.36	$10.00 - $11.20	$9.02 - $11.41	$11.31 - $11.32

Cost of Investments	$870,600	$298,285	$3,215,371	$12,755	$34,139,678	$5,099,674	$21,244

	GE	Lord Abbett
	Investments	International	Lord Abbett	MFS Value	PIMCO Global	JPMorgan	JPMorgan
	Total Return	Core Equity	Total Return	Series -	Multi-Asset -	Insurance Trust	Insurance Trust
	Class 3	Class VC	Class VC	Service Class	Advisor Class	Equity Index	U.S. Equity

ASSETS
Investments in mutual funds, at value	$3,873,314	$10,357	$46,705	$22,854	$1,175,369	$19,763	$531,125
Receivables:
Fund shares redeemed	196	—	1	—	43	—	21

Total Assets	3,873,510	10,357	46,706	22,854	1,175,412	19,763	531,146

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	196	—	1	—	43	—	21
Other	375	1	1	1	80	1	39

Total Liabilities	571	1	2	1	123	1	60

NET ASSETS	$3,872,939	$10,356	$46,704	$22,853	$1,175,289	$19,762	$531,086

NET ASSETS CONSIST OF:
Accumulation units	$3,872,939	$10,356	$46,704	$22,853	$1,175,289	$19,762	$531,086
Contracts in payout (annuitization) period	—	—	—	—	—	—	—

NET ASSETS	$3,872,939	$10,356	$46,704	$22,853	$1,175,289	$19,762	$531,086

Units Outstanding	288,708	853	4,514	1,973	109,652	1,753	42,275

Accumulation Unit Value	$10.72 - $13.55	$12.13 - $12.14	$10.34 - $10.35	$11.57 - $11.58	$10.68 - $10.79	$11.28 - $11.28	$12.44 - $12.61

Cost of Investments	$3,584,538	$9,679	$47,963	$21,069	$1,150,618	$21,444	$539,299

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management	Bond	Rate Loan	Bond	Managed	Bond	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$285	$2,786,009	$1,542,736	$2,198,939	$2,690,848	$5,711,950	$736,092
EXPENSES
Mortality and expense risk	80,352	1,241,625	466,761	398,637	1,897,520	2,177,514	689,212
Administrative fees	13,659	205,171	77,362	66,354	314,106	360,171	114,008

Total Expenses	94,011	1,446,796	544,123	464,991	2,211,626	2,537,685	803,220

Net Investment Income (Loss)	(93,726)	1,339,213	998,613	1,733,948	479,222	3,174,265	(67,128)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affilliated mutual fund investments	(1,478)	(639,344)	(4,385,261)	(709,093)	(402,695)	(145,074)	(494,227)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Loss	(1,478)	(639,344)	(4,385,261)	(709,093)	(402,695)	(145,074)	(494,227)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(2,369)	4,215,425	5,081,453	2,368,365	8,590,533	6,920,752	1,272,023

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($97,573)	$4,915,294	$1,694,805	$3,393,220	$8,667,060	$9,949,943	$710,668

	American Funds	American Funds		Dividend	Equity	Focused	Growth
	Growth	Growth-Income	Comstock	Growth	Index	30	LT

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$740	$2	$854,840	$290,895	$1,182,373	$—	$411,699
EXPENSES
Mortality and expense risk	363,158	570,806	934,554	339,090	987,959	18,463	512,004
Administrative fees	60,001	94,172	154,056	56,095	163,216	3,143	84,346

Total Expenses	423,159	664,978	1,088,610	395,185	1,151,175	21,606	596,350

Net Investment Income (Loss)	(422,419)	(664,976)	(233,770)	(104,290)	31,198	(21,606)	(184,651)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affilliated mutual fund investments	(3,131,654)	(6,433,525)	(5,697,283)	(1,326,231)	(2,791,835)	(13,624)	(2,971,515)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Loss	(3,131,654)	(6,433,525)	(5,697,283)	(1,326,231)	(2,791,835)	(13,624)	(2,971,515)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	7,459,568	10,581,403	14,445,643	3,309,247	12,268,652	148,183	6,353,831

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,905,495	$3,482,902	$8,514,590	$1,878,726	$9,508,015	$112,953	$3,197,665

	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Growth	Value	Large-Cap	Core	Equity	Growth	Value

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$1,457,893	$426,372	$260,152	$532,731	$63,328	$386,880
EXPENSES
Mortality and expense risk	568,731	1,312,155	700,742	446,086	757,044	472,040	498,950
Administrative fees	93,931	216,610	115,613	73,983	124,860	77,853	82,235

Total Expenses	662,662	1,528,765	816,355	520,069	881,904	549,893	581,185

Net Investment Loss	(662,662)	(70,872)	(389,983)	(259,917)	(349,173)	(486,565)	(194,305)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affilliated mutual fund investments	(1,989,464)	(5,718,516)	(1,697,714)	(1,666,808)	(1,533,133)	(820,888)	60,685
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(1,989,464)	(5,718,516)	(1,697,714)	(1,666,808)	(1,533,133)	(820,888)	60,685

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	7,770,670	12,729,645	7,156,102	6,192,237	12,610,695	10,395,975	6,472,174

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,118,544	$6,940,257	$5,068,405	$4,265,512	$10,728,389	$9,088,522	$6,338,554

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Equity	Growth	Index	Value	Sciences	Estate	Technology

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$235,055	$—	$30,968	$319,988	$—	$206,768	$—
EXPENSES
Mortality and expense risk	419,572	238,282	52,079	227,630	15,574	211,694	9,482
Administrative fees	69,163	39,415	8,686	37,735	2,491	35,167	1,541

Total Expenses	488,735	277,697	60,765	265,365	18,065	246,861	11,023

Net Investment Income (Loss)	(253,680)	(277,697)	(29,797)	54,623	(18,065)	(40,093)	(11,023)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affilliated mutual fund investments	(1,073,940)	(572,325)	(75,870)	(462,731)	(5,836)	(2,275,961)	(1,516)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Loss	(1,073,940)	(572,325)	(75,870)	(462,731)	(5,836)	(2,275,961)	(1,516)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	5,936,687	4,490,018	931,793	4,021,615	234,778	6,167,540	129,608

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,609,067	$3,639,996	$826,126	$3,613,507	$210,877	$3,851,486	$117,069

						Pacific	Pacific
						Dynamix -	Dynamix -
	Emerging	International	International	International	American Funds	Conservative	Moderate
	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$478,670	$783,885	$772,159	$1,251,210	$—	$25,188	$57,307
EXPENSES
Mortality and expense risk	604,406	992,464	408,151	685,404	57,765	13,374	29,528
Administrative fees	99,469	164,048	67,507	113,379	8,666	2,053	4,500

Total Expenses	703,875	1,156,512	475,658	798,783	66,431	15,427	34,028

Net Investment Income (Loss)	(225,205)	(372,627)	296,501	452,427	(66,431)	9,761	23,279

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affilliated mutual fund investments	(1,413,027)	(6,564,701)	(4,289,605)	(7,050,703)	(7,712)	1,214	(927)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	28,307	51,323

Realized Gain (Loss)	(1,413,027)	(6,564,701)	(4,289,605)	(7,050,703)	(7,712)	29,521	50,396

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	11,051,460	12,768,109	10,075,577	6,623,970	599,701	63,635	222,351

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,413,228	$5,830,781	$6,082,473	$25,694	$525,558	$102,917	$296,026

	Pacific
	Dynamix -
	Growth
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$22,278
EXPENSES
Mortality and expense risk	12,044
Administrative fees	1,837

Total Expenses	13,881

Net Investment Gain	8,397

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affilliated mutual fund investments	(6,363)
Capital gain distributions from affiliated mutual fund investments	54,049

Realized Gain	47,686

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	83,374

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$139,457

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010

	Variable Accounts
		Invesco
		Van Kampen				Franklin
	Invesco V.I.	V.I. Global	AllianceBernstein	BlackRock		Templeton VIP
	Global	Tactical Asset	VPS Balanced	Capital	BlackRock	Founding Funds
	Multi-Asset	Allocation	Wealth Strategy	Appreciation	Global Allocation	Allocation
	Series II	Series II	Class B	V.I. Class III(1)	V.I. Class III	Class 4

INVESTMENT INCOME
Dividends from mutual fund investments	$3,385	$562	$76,435	$19	$430,938	$123,297
EXPENSES
Mortality and expense risk	12,103	4,593	39,750	20	482,276	74,767
Administrative fees	1,924	720	6,312	5	80,619	11,707

Total Expenses	14,027	5,313	46,062	25	562,895	86,474

Net Investment Income (Loss)	(10,642)	(4,751)	30,373	(6)	(131,957)	36,823

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1,936)	(5,164)	(14,408)	5	(133,704)	(42,476)
Capital gain distributions from mutual fund investments	—	4,113	—	—	234,070	465

Realized Gain (Loss)	(1,936)	(1,051)	(14,408)	5	100,366	(42,011)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	97,126	26,916	275,751	1,613	2,995,872	475,150

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,548	$21,114	$291,716	$1,612	$2,964,281	$469,962

	Mutual Global	GE	Lord Abbett
	Discovery	Investments	International	Lord Abbett	MFS Value	PIMCO Global
	Securities	Total Return	Core Equity	Total Return	Series -	Multi-Asset -
	Class 2(1)	Class 3	Class VC(1)	Class VC(1)	Service Class(1)	Advisor Class(1)

INVESTMENT INCOME
Dividends from mutual fund investments	$95	$44,010	$35	$648	$—	$20,220
EXPENSES
Mortality and expense risk	30	39,371	14	62	30	2,562
Administrative fees	7	6,092	4	15	8	438

Total Expenses	37	45,463	18	77	38	3,000

Net Investment Income (Loss)	58	(1,453)	17	571	(38)	17,220

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1)	2,113	(1)	(1)	—	(1,278)
Capital gain distributions from mutual fund investments	—	—	—	644	—	2,510

Realized Gain (Loss)	(1)	2,113	(1)	643	—	1,232

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	942	274,954	678	(1,258)	1,785	24,750

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$999	$275,614	$694	($44)	$1,747	$43,202

	JPMorgan	JPMorgan
	Insurance Trust	Insurance Trust
	Equity Index	U.S. Equity
INVESTMENT INCOME
Dividends from mutual fund investments	$383	$5,365
EXPENSES
Mortality and expense risk	223	6,885
Administrative fees	27	791

Total Expenses	250	7,676

Net Investment Income (Loss)	133	(2,311)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(55)	(35,961)
Capital gain distributions from mutual fund investments	—	—

Realized Loss	(55)	(35,961)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	2,167	101,608

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,245	$63,336

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Cash Management		Diversified Bond		Floating Rate Loan

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($93,726)	($168,249)	$1,339,213	$1,298,644	$998,613	$831,333
Realized loss	(1,478)	(24,809)	(639,344)	(830,215)	(4,385,261)	(1,296,392)
Change in unrealized appreciation (depreciation) on investments	(2,369)	22,696	4,215,425	5,978,588	5,081,453	5,287,068

Net Increase (Decrease) in Net Assets Resulting from Operations	(97,573)	(170,362)	4,915,294	6,447,017	1,694,805	4,822,009

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	101,925	460,635	4,947,106	5,018,350	1,921,029	2,339,263
Transfers between variable and fixed accounts, net	1,531,980	(249,704)	27,616,381	9,662,299	1,701,774	7,547,608
Contract charges and deductions	(8,617)	(96,166)	(1,140,461)	(750,297)	(491,041)	(324,436)
Surrenders	(4,362,924)	(5,012,690)	(6,024,638)	(2,860,751)	(2,465,234)	(1,316,473)
Other	1,041	686	(5,677)	(2,002)	(1,103)	(1,382)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,736,595)	(4,897,239)	25,392,711	11,067,599	665,425	8,244,580

NET INCREASE (DECREASE) IN NET ASSETS	(2,834,168)	(5,067,601)	30,308,005	17,514,616	2,360,230	13,066,589

NET ASSETS
Beginning of Year	7,014,068	12,081,669	68,086,785	50,572,169	31,865,722	18,799,133

End of Year	$4,179,900	$7,014,068	$98,394,790	$68,086,785	$34,225,952	$31,865,722

	High Yield Bond		Inflation Managed		Managed Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,733,948	$1,462,142	$479,222	$2,714,263	$3,174,265	$5,501,952
Realized gain (loss)	(709,093)	(539,999)	(402,695)	2,717,846	(145,074)	6,414,168
Change in unrealized appreciation on investments	2,368,365	5,363,276	8,590,533	12,559,649	6,920,752	5,687,804

Net Increase in Net Assets Resulting from Operations	3,393,220	6,285,419	8,667,060	17,991,758	9,949,943	17,603,924

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,690,189	1,899,857	7,944,779	9,056,778	8,439,237	8,591,410
Transfers between variable and fixed accounts, net	(467,093)	7,745,758	7,922,461	7,069,992	39,588,863	13,841,024
Contract charges and deductions	(454,714)	(302,060)	(1,865,386)	(1,456,296)	(2,062,641)	(1,322,434)
Surrenders	(2,003,327)	(1,045,024)	(8,554,027)	(4,916,786)	(9,942,507)	(4,946,949)
Other	(1,482)	(1,362)	(2,386)	(2,219)	(7,818)	(2,884)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,236,427)	8,297,169	5,445,441	9,751,469	36,015,134	16,160,167

NET INCREASE IN NET ASSETS	2,156,793	14,582,588	14,112,501	27,743,227	45,965,077	33,764,091

NET ASSETS
Beginning of Year	27,590,506	13,007,918	124,132,789	96,389,562	123,701,624	89,937,533

End of Year	$29,747,299	$27,590,506	$138,245,290	$124,132,789	$169,666,701	$123,701,624

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Short Duration Bond		American Funds Growth		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($67,128)	$567,696	($422,419)	($393,180)	($664,976)	($140,263)
Realized gain (loss)	(494,227)	(868,947)	(3,131,654)	(9,307,287)	(6,433,525)	1,568,534
Change in unrealized appreciation on investments	1,272,023	2,814,887	7,459,568	17,250,383	10,581,403	7,892,177

Net Increase in Net Assets Resulting from Operations	710,668	2,513,636	3,905,495	7,549,916	3,482,902	9,320,448

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,885,137	3,548,184	1,348,268	2,121,092	2,174,679	2,758,366
Transfers between variable and fixed accounts, net	6,019,963	1,239,014	1,185,097	(15,468,992)	(2,631,206)	2,025,798
Contract charges and deductions	(661,660)	(546,349)	(253,357)	(306,867)	(404,856)	(496,837)
Surrenders	(3,612,565)	(2,046,606)	(1,292,448)	(887,318)	(2,040,813)	(1,183,181)
Other	(618)	253	(214)	2,616	380	(302)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,630,257	2,194,496	987,346	(14,539,469)	(2,901,816)	3,103,844

NET INCREASE (DECREASE) IN NET ASSETS	5,340,925	4,708,132	4,892,841	(6,989,553)	581,086	12,424,292

NET ASSETS
Beginning of Year	45,131,399	40,423,267	24,337,906	31,327,459	42,286,535	29,862,243

End of Year	$50,472,324	$45,131,399	$29,230,747	$24,337,906	$42,867,621	$42,286,535

	Comstock		Dividend Growth		Equity Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($233,770)	($86,313)	($104,290)	($31,844)	$31,198	$318,578
Realized loss	(5,697,283)	(2,455,464)	(1,326,231)	(7,143,049)	(2,791,835)	(2,073,362)
Change in unrealized appreciation on investments	14,445,643	16,476,848	3,309,247	10,033,369	12,268,652	20,810,402

Net Increase in Net Assets Resulting from Operations	8,514,590	13,935,071	1,878,726	2,858,476	9,508,015	19,055,618

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,562,112	3,962,037	1,291,017	957,299	4,083,750	5,092,515
Transfers between variable and fixed accounts, net	2,300,783	6,847,704	20,782,402	(7,951,091)	(38,445,923)	41,905,737
Contract charges and deductions	(969,616)	(666,096)	(251,261)	(188,541)	(760,587)	(835,829)
Surrenders	(3,458,722)	(1,825,376)	(1,197,837)	(413,744)	(3,576,864)	(2,430,519)
Other	617	(1,050)	(2,543)	1,456	4,749	(6,158)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,435,174	8,317,219	20,621,778	(7,594,621)	(38,694,875)	43,725,746

NET INCREASE (DECREASE) IN NET ASSETS	9,949,764	22,252,290	22,500,504	(4,736,145)	(29,186,860)	62,781,364

NET ASSETS
Beginning of Year	63,344,501	41,092,211	11,669,357	16,405,502	92,156,047	29,374,683

End of Year	$73,294,265	$63,344,501	$34,169,861	$11,669,357	$62,969,187	$92,156,047

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Focused 30		Growth LT		Large-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($21,606)	($53,640)	($184,651)	($170,423)	($662,662)	($426,512)
Realized loss	(13,624)	(5,451,861)	(2,971,515)	(1,595,936)	(1,989,464)	(1,681,017)
Change in unrealized appreciation on investments	148,183	6,757,707	6,353,831	10,619,044	7,770,670	12,120,361

Net Increase in Net Assets Resulting from Operations	112,953	1,252,206	3,197,665	8,852,685	5,118,544	10,012,832

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	67,867	385,282	1,962,277	2,217,037	2,155,487	2,071,833
Transfers between variable and fixed accounts, net	310,609	(8,011,759)	2,506,887	1,775,769	2,479,629	14,607,029
Contract charges and deductions	(26,338)	(29,852)	(423,239)	(363,106)	(433,446)	(377,076)
Surrenders	(113,789)	(115,734)	(1,788,596)	(1,015,678)	(2,270,137)	(1,000,447)
Other	277	601	(1,294)	(401)	(1,303)	(1,919)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	238,626	(7,771,462)	2,256,035	2,613,621	1,930,230	15,299,420

NET INCREASE (DECREASE) IN NET ASSETS	351,579	(6,519,256)	5,453,700	11,466,306	7,048,774	25,312,252

NET ASSETS
Beginning of Year	1,156,748	7,676,004	34,727,221	23,260,915	38,509,878	13,197,626

End of Year	$1,508,327	$1,156,748	$40,180,921	$34,727,221	$45,558,652	$38,509,878

	Large-Cap Value		Long/Short Large-Cap		Main Street Core
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($70,872)	$479,518	($389,983)	($267,440)	($259,917)	($78,796)
Realized loss	(5,718,516)	(1,852,948)	(1,697,714)	(742,206)	(1,666,808)	(9,381,017)
Change in unrealized appreciation on investments	12,729,645	19,049,189	7,156,102	10,645,578	6,192,237	16,704,598

Net Increase in Net Assets Resulting from Operations	6,940,257	17,675,759	5,068,405	9,635,932	4,265,512	7,244,785

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,172,748	5,766,554	2,721,802	2,722,192	1,782,718	2,543,718
Transfers between variable and fixed accounts, net	(2,102,163)	23,571,029	4,573,610	14,395,407	(1,656,698)	(10,465,389)
Contract charges and deductions	(1,080,793)	(945,436)	(548,558)	(450,412)	(330,283)	(388,320)
Surrenders	(5,175,574)	(2,815,116)	(2,594,420)	(1,273,875)	(1,634,345)	(1,142,625)
Other	1,705	(2,760)	(525)	(2,492)	1,047	2,293

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,184,077)	25,574,271	4,151,909	15,390,820	(1,837,561)	(9,450,323)

NET INCREASE (DECREASE) IN NET ASSETS	3,756,180	43,250,030	9,220,314	25,026,752	2,427,951	(2,205,538)

NET ASSETS
Beginning of Year	95,075,869	51,825,839	46,701,664	21,674,912	32,033,705	34,239,243

End of Year	$98,832,049	$95,075,869	$55,921,978	$46,701,664	$34,461,656	$32,033,705

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($349,173)	($384,754)	($486,565)	($304,416)	($194,305)	($135,893)
Realized gain (loss)	(1,533,133)	(40,826,480)	(820,888)	(1,063,670)	60,685	2,461,922
Change in unrealized appreciation on investments	12,610,695	57,040,200	10,395,975	12,051,559	6,472,174	5,418,981

Net Increase in Net Assets Resulting from Operations	10,728,389	15,828,966	9,088,522	10,683,473	6,338,554	7,745,010

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,717,143	4,485,688	1,708,726	1,701,223	1,960,767	1,366,784
Transfers between variable and fixed accounts, net	(2,178,597)	(37,085,544)	(1,635,205)	5,857,117	1,283,686	24,829,845
Contract charges and deductions	(686,237)	(700,848)	(346,843)	(313,586)	(370,361)	(254,594)
Surrenders	(3,071,169)	(1,970,062)	(1,688,246)	(859,903)	(1,785,608)	(694,071)
Other	2,769	5,783	(2,456)	(1,227)	(1,382)	(3,667)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,216,091)	(35,264,983)	(1,964,024)	6,383,624	1,087,102	25,244,297

NET INCREASE (DECREASE) IN NET ASSETS	7,512,298	(19,436,017)	7,124,498	17,067,097	7,425,656	32,989,307

NET ASSETS
Beginning of Year or Period	51,731,616	71,167,633	30,981,317	13,914,220	32,989,307	—

End of Year or Period	$59,243,914	$51,731,616	$38,105,815	$30,981,317	$40,414,963	$32,989,307

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($253,680)	($174,963)	($277,697)	($242,070)	($29,797)	($11,850)
Realized loss	(1,073,940)	(858,318)	(572,325)	(4,167,970)	(75,870)	(6,452)
Change in unrealized appreciation on investments	5,936,687	5,870,565	4,490,018	9,781,586	931,793	739,233

Net Increase in Net Assets Resulting from Operations	4,609,067	4,837,284	3,639,996	5,371,546	826,126	720,931

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,506,238	1,349,884	877,659	1,148,478	64,017	99,788
Transfers between variable and fixed accounts, net	11,848,194	(791,320)	(497,529)	(4,253,031)	(126,773)	115,262
Contract charges and deductions	(324,070)	(256,730)	(176,760)	(187,740)	(53,839)	(36,156)
Surrenders	(1,386,366)	(585,561)	(853,697)	(461,806)	(292,648)	(105,671)
Other	(862)	(575)	139	51	(422)	(200)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	11,643,134	(284,302)	(650,188)	(3,754,048)	(409,665)	73,023

NET INCREASE IN NET ASSETS	16,252,201	4,552,982	2,989,808	1,617,498	416,461	793,954

NET ASSETS
Beginning of Year	22,049,272	17,496,290	16,184,187	14,566,689	3,660,900	2,866,946

End of Year	$38,301,473	$22,049,272	$19,173,995	$16,184,187	$4,077,361	$3,660,900

(1)	Operations commenced on May 1, 2009.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Small-Cap Value		Health Sciences		Real Estate

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$54,623	$155,868	($18,065)	($7,749)	($40,093)	$53,166
Realized loss	(462,731)	(585,050)	(5,836)	(15,008)	(2,275,961)	(2,734,003)
Change in unrealized appreciation on investments	4,021,615	4,160,058	234,778	148,399	6,167,540	6,582,200

Net Increase in Net Assets Resulting from Operations	3,613,507	3,730,876	210,877	125,642	3,851,486	3,901,363

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	851,462	1,023,930	49,460	75,718	646,156	833,687
Transfers between variable and fixed accounts, net	(4,508,091)	4,758,313	365,017	317,961	(2,065,722)	177,325
Contract charges and deductions	(221,709)	(172,216)	(26,472)	(1,401)	(243,582)	(157,066)
Surrenders	(800,975)	(491,143)	(38,287)	(22,911)	(772,911)	(339,059)
Other	215	(399)	(37)	(23)	(149)	(1,560)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,679,098)	5,118,485	349,681	369,344	(2,436,208)	513,327

NET INCREASE (DECREASE) IN NET ASSETS	(1,065,591)	8,849,361	560,558	494,986	1,415,278	4,414,690

NET ASSETS
Beginning of Year	17,748,325	8,898,964	822,535	327,549	14,745,538	10,330,848

End of Year	$16,682,734	$17,748,325	$1,383,093	$822,535	$16,160,816	$14,745,538

	Technology		Emerging Markets		International Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($11,023)	($5,929)	($225,205)	($250,407)	($372,627)	($13,514)
Realized gain (loss)	(1,516)	(35,819)	(1,413,027)	993,535	(6,564,701)	(5,906,178)
Change in unrealized appreciation on investments	129,608	182,992	11,051,460	19,233,275	12,768,109	23,815,081

Net Increase in Net Assets Resulting from Operations	117,069	141,244	9,413,228	19,976,403	5,830,781	17,895,389

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	91,452	41,545	2,229,191	2,554,869	3,630,809	4,575,085
Transfers between variable and fixed accounts, net	58,812	221,932	(3,427,939)	(3,058,845)	(1,158,010)	(761,676)
Contract charges and deductions	(20,185)	(3,064)	(596,407)	(426,982)	(856,550)	(801,077)
Surrenders	(89,596)	(29,493)	(2,123,213)	(1,079,911)	(3,672,469)	(2,174,592)
Other	(2)	(8)	1,837	4,135	411	217

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	40,481	230,912	(3,916,531)	(2,006,734)	(2,055,809)	837,957

NET INCREASE IN NET ASSETS	157,550	372,156	5,496,697	17,969,669	3,774,972	18,733,346

NET ASSETS
Beginning of Year	611,806	239,650	42,408,570	24,438,901	71,959,522	53,226,176

End of Year	$769,356	$611,806	$47,905,267	$42,408,570	$75,734,494	$71,959,522

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Periods Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
					American Funds
	International Small-Cap		International Value		Asset Allocation(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$296,501	($41,772)	$452,427	$229,600	($66,431)	$38,858
Realized loss	(4,289,605)	(1,840,660)	(7,050,703)	(29,294,072)	(7,712)	(2,213)
Change in unrealized appreciation on investments	10,075,577	8,238,506	6,623,970	40,684,402	599,701	266,602

Net Increase in Net Assets Resulting from Operations	6,082,473	6,356,074	25,694	11,619,930	525,558	303,247

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,548,227	1,828,706	2,655,142	4,564,320	481,215	1,978,382
Transfers between variable and fixed accounts, net	562,604	2,496,926	(7,533,668)	(15,787,163)	1,579,046	1,349,035
Contract charges and deductions	(324,517)	(291,858)	(576,922)	(694,363)	(44,496)	(295,365)
Surrenders	(1,390,417)	(757,503)	(2,646,583)	(1,885,111)	(244,756)	(21,069)
Other	(584)	(946)	1,650	2,898	(124)	(908)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	395,313	3,275,325	(8,100,381)	(13,799,419)	1,770,885	3,010,075

NET INCREASE (DECREASE) IN NET ASSETS	6,477,786	9,631,399	(8,074,687)	(2,179,489)	2,296,443	3,313,322

NET ASSETS
Beginning of Year or Period	27,124,832	17,493,433	55,797,933	57,977,422	3,313,322	—

End of Year or Period	$33,602,618	$27,124,832	$47,723,246	$55,797,933	$5,609,765	$3,313,322

	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Conservative Growth(2)		Moderate Growth(3)		Growth(2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9,761	$4,139	$23,279	$7,035	$8,397	$1,276
Realized gain	29,521	5,263	50,396	7,135	47,686	8,776
Change in unrealized appreciation on investments	63,635	7,177	222,351	35,550	83,374	12,765

Net Increase in Net Assets Resulting from Operations	102,917	16,579	296,026	49,720	139,457	22,817

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	351,448	309,728	1,374,665	547,184	1,183,124	291,179
Transfers between variable and fixed accounts, net	578,337	217,543	1,062,221	524,683	218,646	119,270
Contract charges and deductions	(9,588)	—	(16,512)	(25)	(6,215)	—
Surrenders	(50,526)	(1,054)	(63,765)	(779)	(5,181)	(1,057)
Other	4,371	(31)	(757)	326	(54)	471

Net Increase in Net Assets Derived from Contract Owner Transactions	874,042	526,186	2,355,852	1,071,389	1,390,320	409,863

NET INCREASE IN NET ASSETS	976,959	542,765	2,651,878	1,121,109	1,529,777	432,680

NET ASSETS
Beginning of Year or Periods	542,765	—	1,121,109	—	432,680	—

End of Year or Periods	$1,519,724	$542,765	$3,772,987	$1,121,109	$1,962,457	$432,680

(1)	Operations commenced on February 10, 2009.

(2)	Operations commenced on June 29, 2009.

(3)	Operations commenced on June 4, 2009.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Invesco V.I. Global		Invesco Van Kampen V.I. Global		AllianceBernstein VPS Balanced
	Multi-Asset Series II(1)		Tactical Asset Allocation Series II(2)		Wealth Strategy Class B

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($10,642)	$1,855	($4,751)	$2,512	$30,373	($14,699)
Realized gain (loss)	(1,936)	1,002	(1,051)	7,689	(14,408)	(290,785)
Change in unrealized appreciation on investments	97,126	72,286	26,916	7,868	275,751	637,940

Net Increase in Net Assets Resulting from Operations	84,548	75,143	21,114	18,069	291,716	332,456

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	74,662	120,699	13,750	107,649	969,662	667,459
Transfers between variable and fixed accounts, net	89,290	616,291	(36,305)	213,702	226,049	(126,907)
Contract charges and deductions	(7,552)	(289)	(2,687)	(273)	(220,203)	(65,066)
Surrenders	(10,850)	(1,930)	(1,946)	—	(72,026)	(26,670)
Other	(22)	(46)	(4)	(22)	(285)	345

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	145,528	734,725	(27,192)	321,056	903,197	449,161

NET INCREASE (DECREASE) IN NET ASSETS	230,076	809,868	(6,078)	339,125	1,194,913	781,617

NET ASSETS
Beginning of Year or Periods	809,868	—	339,125	—	2,547,198	1,765,581

End of Year or Periods	$1,039,944	$809,868	$333,047	$339,125	$3,742,111	$2,547,198

	BlackRock Capital Appreciation		BlackRock Global Allocation		Franklin Templeton VIP Founding
	V.I. Class III(3)		V.I. Class III		Funds Allocation Class 4

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6)		($131,957)	$176,433	$36,823	$58,313
Realized gain (loss)	5		100,366	(239,854)	(42,011)	(56,563)
Change in unrealized appreciation on investments	1,613		2,995,872	5,088,220	475,150	895,148

Net Increase in Net Assets Resulting from Operations	1,612		2,964,281	5,024,799	469,962	896,898

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,276		2,528,008	6,199,077	406,341	1,520,806
Transfers between variable and fixed accounts, net	11,513		3,296,326	12,165,265	574,553	1,001,777
Contract charges and deductions	(32)		(512,299)	(484,150)	(48,583)	(47,076)
Surrenders	—		(810,197)	(427,490)	(54,380)	(35,410)
Other	(1)		(290)	(1,205)	(793)	(186)

Net Increase in Net Assets Derived from Contract Owner Transactions	12,756		4,501,548	17,451,497	877,138	2,439,911

NET INCREASE IN NET ASSETS	14,368		7,465,829	22,476,296	1,347,100	3,336,809

NET ASSETS
Beginning of Year or Period	—		33,479,785	11,003,489	4,771,187	1,434,378

End of Year or Period	$14,368		$40,945,614	$33,479,785	$6,118,287	$4,771,187

(1)	Operations commenced on February 9, 2009.

(2)	Operations commenced on February 10, 2009.

(3)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Periods Ended	Year/Period Ended	Period Ended	Periods Ended
	December 31,	December 31,	December 31,	December 31,
	2010	2010	2009	2010
	Mutual Global Discovery	GE Investments Total		Lord Abbett International
	Securities Class 2(1)	Return Class 3(2)		Core Equity Class VC(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$58	($1,453)	$21,136	$17
Realized gain (loss)	(1)	2,113	323,692	(1)
Change in unrealized appreciation on investments	942	274,954	13,823	678

Net Increase in Net Assets Resulting from Operations	999	275,614	358,651	694

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,418	1,105,247	1,953,830	851
Transfers between variable and fixed accounts, net	19,805	(349,346)	826,406	8,833
Contract charges and deductions	(35)	(146,793)	(1,117)	(21)
Surrenders	—	(59,930)	(89,402)	—
Other	(1)	(148)	(73)	(1)

Net Increase in Net Assets Derived from Contract Owner Transactions	21,187	549,030	2,689,644	9,662

NET INCREASE IN NET ASSETS	22,186	824,644	3,048,295	10,356

NET ASSETS
Beginning of Year or Periods	—	3,048,295	—	—

End of Year or Periods	$22,186	$3,872,939	$3,048,295	$10,356

	Lord Abbett Total	MFS Value		PIMCO Global
	Return Class VC(1)	Series - Service Class(1)		Multi-Asset - Advisor Class(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$571	($38)		$17,220
Realized gain (loss)	643	—		1,232
Change in unrealized appreciation (depreciation) on investments	(1,258)	1,785		24,750

Net Increase (Decrease) in Net Assets Resulting from Operations	(44)	1,747		43,202

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,126	1,418		595,106
Transfers between variable and fixed accounts, net	44,673	19,724		587,320
Contract charges and deductions	(50)	(35)		(525)
Surrenders	—	—		(49,901)
Other	(1)	(1)		87

Net Increase in Net Assets Derived from Contract Owner Transactions	46,748	21,106		1,132,087

NET INCREASE IN NET ASSETS	46,704	22,853		1,175,289

NET ASSETS
Beginning of Periods	—	—		—
End of Periods	$46,704	$22,853		$1,175,289

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

(2)	Operations commenced on March 5, 2009.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
	JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Equity Index		U.S. Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$133	$166	($2,311)	$11,699
Realized loss	(55)	(94)	(35,961)	(173,399)
Change in unrealized appreciation on investments	2,167	3,396	101,608	310,999

Net Increase in Net Assets Resulting from Operations	2,245	3,468	63,336	149,299

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	1,723	3,248
Transfers between variable and fixed accounts, net	—	—	(114,754)	(211,070)
Contract charges and deductions	—	—	(7,691)	(4,951)
Surrenders	—	—	(16,176)	(17,667)
Other	(—)	(1)	9	20

Net Decrease in Net Assets Derived from Contract Owner Transactions	(—)	(1)	(136,889)	(230,420)

NET INCREASE (DECREASE) IN NET ASSETS	2,245	3,467	(73,553)	(81,121)

NET ASSETS
Beginning of Year	17,517	14,050	604,639	685,760

End of Year	$19,762	$17,517	$531,086	$604,639

See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS
     A summary of total units outstanding, total net assets, accumulation unit values (“AUV”), expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
							Investment
Variable Accounts	Total Units	Total	AUV (1)		Expense Ratio (2)		Income	Total Return (4)
For Each Year or Period Ended	Outstanding	Net Assets	Lowest	Highest	Lowest	Highest	Ratio (3)	Lowest	Highest

Cash Management
2010	404,419	$4,179,900	$9.67	$13.06	0.40%	1.85%	0.01%	(1.88%)	(0.45%)
2009	669,267	7,014,068	9.85	13.25	0.40%	1.85%	0.23%	(1.67%)	(0.23%)
2008	1,136,036	12,081,669	10.33	13.41	0.40%	1.85%	2.22%	0.49%	1.95%
2007	551,343	5,880,103	10.20	13.29	0.40%	1.85%	4.87%	3.06%	4.57%
2006	631,192	6,460,933	10.14	12.84	0.40%	1.85%	4.63%	2.78%	3.24%

Diversified Bond
2010	8,833,710	$98,394,790	$10.60	$11.89	0.40%	2.00%	3.16%	5.90%	7.61%
2009	6,489,131	68,086,785	10.01	11.05	0.40%	2.00%	3.96%	11.88%	13.68%
2008	5,401,678	50,572,169	9.05	9.72	0.40%	2.00%	4.06%	(9.49%)	(8.17%)
2007	4,617,510	47,784,616	9.95	10.59	0.40%	1.85%	5.04%	(0.55%)	0.91%
05/05/2006 - 12/31/2006	1,642,685	17,082,417	10.39	10.49	0.40%	1.85%	4.74%	3.80%	4.79%

Floating Rate Loan
2010	3,923,832	$34,225,952	$8.65	$10.76	0.40%	2.00%	4.66%	5.15%	6.85%
2009	3,859,677	31,865,722	8.21	10.21	0.40%	2.00%	5.01%	21.85%	23.81%
2008	2,786,166	18,799,133	6.73	7.19	0.40%	2.00%	7.54%	(30.58%)	(29.56%)
05/04/2007 - 12/31/2007	1,858,008	18,024,546	9.69	9.79	0.40%	1.85%	6.55%	(3.08%)	(2.15%)

High Yield Bond
2010	2,022,723	$29,747,299	$11.14	$18.53	0.40%	2.00%	7.74%	12.26%	14.07%
2009	2,083,452	27,590,506	10.27	16.41	0.40%	2.00%	8.98%	37.11%	39.31%
2008	1,325,511	13,007,918	7.45	11.89	0.40%	2.00%	9.01%	(23.63%)	(22.51%)
2007	992,847	12,976,478	9.70	15.50	0.40%	1.85%	7.65%	0.55%	2.03%
2006	837,990	10,923,296	12.90	15.35	0.40%	1.85%	7.36%	7.42%	7.91%

Inflation Managed
2010	9,095,465	$138,245,290	$10.61	$20.99	0.40%	2.00%	2.00%	6.62%	8.34%
2009	8,651,634	124,132,789	10.04	19.57	0.40%	2.00%	4.21%	18.41%	20.32%
2008	7,855,762	96,389,562	8.71	16.43	0.40%	2.00%	2.87%	(11.00%)	(9.70%)
2007	7,181,984	100,602,628	10.85	18.37	0.40%	1.85%	4.31%	8.11%	9.70%
2006	4,690,569	60,888,955	12.82	16.92	0.40%	1.85%	4.08%	(1.32%)	(0.87%)

Managed Bond
2010	10,782,280	$169,666,701	$10.64	$22.37	0.40%	2.00%	3.70%	6.80%	8.53%
2009	8,356,476	123,701,624	10.06	20.82	0.40%	2.00%	7.01%	18.61%	20.53%
2008	7,137,647	89,937,533	9.40	17.45	0.40%	2.00%	4.67%	(3.51%)	(2.10%)
2007	6,282,586	83,079,953	10.75	18.00	0.40%	1.85%	4.54%	6.53%	8.10%
2006	4,210,176	52,289,690	12.25	16.82	0.40%	1.85%	4.00%	2.89%	3.36%

Short Duration Bond
2010	4,782,689	$50,472,324	$10.12	$11.69	0.40%	2.00%	1.50%	1.36%	2.99%
2009	4,347,541	45,131,399	9.98	11.35	0.40%	2.00%	3.09%	6.51%	8.22%
2008	4,157,853	40,423,267	9.49	10.49	0.40%	2.00%	3.97%	(6.83%)	(5.47%)
2007	3,330,990	34,740,397	10.20	11.10	0.40%	1.85%	4.48%	2.54%	4.05%
2006	3,808,995	38,701,782	10.11	10.66	0.40%	1.85%	4.13%	2.36%	2.82%

American Funds Growth
2010 (5)	2,524,283	$29,230,747	$8.75	$13.18	0.40%	2.00%	0.00%	15.92%	17.79%
2009	2,427,626	24,337,906	7.50	11.19	0.40%	2.00%	0.10%	36.12%	38.31%
2008	4,210,976	31,327,459	5.48	8.09	0.40%	2.00%	0.67%	(45.21%)	(44.41%)
2007	2,526,383	35,174,035	9.95	14.55	0.40%	1.85%	0.46%	9.87%	11.48%
2006	2,595,800	33,153,114	12.74	13.05	0.40%	1.85%	0.60%	7.80%	8.29%

American Funds Growth-Income
2010 (5)	4,160,618	$42,867,621	$8.23	$11.70	0.40%	2.00%	0.00%	8.83%	10.58%
2009	4,454,342	42,286,535	7.51	10.72	0.40%	2.00%	1.27%	28.15%	30.22%
2008	4,000,758	29,862,243	5.82	8.05	0.40%	2.00%	1.44%	(39.22%)	(38.33%)
2007	3,734,874	46,714,709	9.53	13.06	0.40%	1.85%	1.48%	2.73%	4.24%
2006	2,443,002	29,934,474	12.23	12.52	0.40%	1.85%	1.64%	12.68%	13.18%

Comstock
2010	7,131,901	$73,294,265	$7.98	$12.02	0.40%	2.00%	1.30%	13.14%	14.96%
2009	6,950,276	63,344,501	7.01	10.60	0.40%	2.00%	1.50%	26.13%	28.16%
2008	5,630,673	41,092,211	5.52	7.98	0.40%	2.00%	2.21%	(37.95%)	(37.04%)
2007	5,317,814	63,795,997	8.85	12.68	0.40%	1.85%	1.79%	(4.80%)	(3.40%)
2006	2,439,141	30,967,529	11.61	13.13	0.40%	1.85%	1.89%	14.21%	14.72%

Diversified Growth
2010	3,458,255	$34,169,861	$8.02	$11.83	0.40%	2.00%	1.21%	8.58%	10.33%
2009	1,276,681	11,669,357	7.34	10.86	0.40%	2.00%	1.41%	29.78%	31.87%
2008	2,318,104	16,405,502	5.62	7.71	0.40%	2.00%	1.12%	(40.19%)	(39.31%)
2007	2,604,022	31,317,784	9.35	12.77	0.40%	1.85%	0.79%	(0.67%)	0.79%
2006	2,358,520	28,692,897	12.08	12.80	0.40%	1.85%	0.85%	9.92%	10.42%

See Notes to Financial Statements	See explanation of references on page H-20

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
							Investment
Variable Accounts	Total Units	Total	AUV (1)		Expense Ratio (2)		Income	Total Return (4)
For Each Year or Period Ended	Outstanding	Net Assets	Lowest	Highest	Lowest	Highest	Ratio (3)	Lowest	Highest

Equity Index
2010	5,948,414	$62,969,187	$8.36	$20.57	0.40%	2.00%	1.70%	12.54%	14.35%
2009	9,764,864	92,156,047	7.38	18.17	0.40%	2.00%	2.15%	23.86%	25.86%
2008	3,811,693	29,374,683	5.92	14.58	0.40%	2.00%	2.68%	(38.50%)	(37.60%)
2007	1,518,541	19,468,189	9.58	23.61	0.40%	1.85%	1.90%	3.29%	4.81%
2006	1,646,086	20,517,834	12.03	22.75	0.40%	1.85%	2.10%	13.41%	13.92%

Focused 30
2010	107,913	$1,508,327	$7.91	$16.88	1.15%	1.95%	0.00%	8.22%	9.08%
2009	83,895	1,156,748	7.30	15.55	1.15%	1.95%	0.00%	47.68%	48.71%
2008	800,124	7,676,004	4.93	11.74	0.40%	2.00%	0.06%	(51.06%)	(50.96%)
2007	42,598	909,868	21.19	21.43	1.65%	1.85%	0.36%	29.41%	29.67%
2006	49,163	808,904	11.28	18.00	1.65%	1.85%	0.07%	21.45%	21.70%

Growth LT
2010	3,553,923	$40,180,921	$8.81	$23.71	0.40%	2.00%	1.14%	9.04%	10.80%
2009	3,337,829	34,727,221	8.03	21.61	0.40%	2.00%	1.06%	34.57%	36.74%
2008	2,975,378	23,260,915	5.93	15.96	0.40%	2.00%	0.63%	(42.04%)	(41.19%)
2007	1,821,761	25,233,718	10.17	27.42	0.40%	1.85%	0.50%	13.50%	14.01%
2006	1,509,989	18,504,001	10.18	24.05	1.40%	1.85%	0.67%	7.71%	8.19%

Large-Cap Growth
2010	5,591,365	$45,558,652	$6.47	$12.44	0.40%	2.00%	0.00%	12.26%	14.07%
2009	5,334,327	38,509,878	5.74	11.05	0.40%	2.00%	0.07%	37.72%	39.94%
2008	2,533,415	13,197,626	4.15	5.46	0.40%	2.00%	0.00%	(51.39%)	(50.67%)
2007	1,957,454	20,974,642	8.52	11.06	0.40%	1.85%	0.00%	19.39%	21.14%
2006	3,486,140	31,103,019	7.12	9.03	0.40%	1.85%	0.23%	(5.58%)	(5.15%)

Large-Cap Value
2010	9,639,844	$98,832,049	$7.93	$13.16	0.40%	2.00%	1.57%	6.92%	8.65%
2009	9,867,723	95,075,869	7.37	12.24	0.40%	2.00%	2.32%	20.69%	22.64%
2008	6,418,608	51,825,839	6.07	10.08	0.40%	2.00%	1.98%	(35.99%)	(35.06%)
2007	4,970,862	64,102,793	9.43	15.68	0.40%	1.85%	1.44%	1.63%	3.12%
2006	3,217,503	41,072,846	12.62	15.36	0.40%	1.85%	1.37%	15.43%	15.95%

Long/Short Large-Cap
2010	6,181,798	$55,921,978	$8.86	$11.84	0.40%	2.00%	0.86%	10.00%	11.78%
2009	5,701,649	46,701,664	8.05	10.73	0.40%	2.00%	0.89%	25.03%	27.05%
05/02/2008 - 12/31/2008	3,320,814	21,674,912	6.44	6.58	0.40%	2.00%	1.00%	(35.84%)	(35.21%)

Main Street Core
2010	3,430,628	$34,461,656	$8.35	$17.17	0.40%	2.00%	0.83%	13.84%	15.68%
2009	3,631,134	32,033,705	7.28	14.99	0.40%	2.00%	1.41%	26.79%	28.84%
2008	4,882,545	34,239,243	5.71	11.75	0.40%	2.00%	1.55%	(39.99%)	(39.11%)
2007	4,229,194	50,245,909	9.46	19.50	0.40%	1.85%	1.38%	2.48%	3.98%
2006	2,998,316	34,889,827	11.05	18.94	0.40%	1.85%	1.42%	13.07%	13.58%

Mid-Cap Equity
2010	4,419,943	$59,243,914	$8.61	$22.41	0.40%	2.00%	1.00%	21.05%	23.00%
2009	4,611,758	51,731,616	7.07	18.40	0.40%	2.00%	0.96%	36.89%	39.10%
2008	8,511,329	71,167,633	5.13	13.36	0.40%	2.00%	1.78%	(40.12%)	(39.24%)
2007	6,618,463	96,697,496	8.52	22.21	0.40%	1.85%	0.89%	(3.95%)	(2.54%)
2006	4,464,729	68,904,342	15.16	23.02	0.40%	1.85%	0.84%	12.87%	13.38%

Mid-Cap Growth
2010	2,926,604	$38,105,815	$10.06	$14.27	0.40%	2.00%	0.19%	30.68%	32.78%
2009	3,110,344	30,981,317	7.67	10.90	0.40%	2.00%	0.37%	56.18%	58.69%
2008	2,173,344	13,914,220	4.89	6.64	0.40%	2.00%	0.13%	(49.31%)	(48.57%)
2007	2,227,616	28,435,634	9.62	13.07	0.40%	1.85%	0.49%	20.65%	22.42%
2006	1,701,103	18,099,276	7.96	10.81	0.40%	1.85%	0.38%	6.94%	7.15%

Mid-Cap Value
2010	2,590,027	$40,414,963	$11.66	$15.94	0.40%	2.00%	1.10%	18.80%	20.72%
05/01/2009 - 12/31/2009	2,520,417	32,989,307	11.00	13.20	0.40%	2.00%	0.96%	30.61%	32.01%

Small-Cap Equity
2010	2,667,084	$38,301,473	$10.62	$16.40	0.40%	2.00%	0.80%	17.73%	19.63%
2009	1,803,360	22,049,272	8.96	13.71	0.40%	2.00%	0.74%	27.64%	29.70%
2008	1,806,140	17,496,290	6.98	10.57	0.40%	2.00%	0.64%	(27.47%)	(26.41%)
2007	810,438	11,108,895	9.57	14.36	0.40%	1.85%	0.30%	4.08%	4.55%
2006	144,988	1,928,770	13.27	13.60	1.40%	1.85%	0.92%	16.51%	17.03%

Small-Cap Growth
2010	1,670,344	$19,173,995	$9.77	$13.74	0.40%	2.00%	0.00%	23.52%	25.51%
2009	1,742,004	16,184,187	7.86	11.10	0.40%	2.00%	0.00%	44.52%	46.85%
2008	2,258,485	14,566,689	5.40	6.88	0.40%	2.00%	0.00%	(48.09%)	(47.32%)
2007	1,438,963	18,108,321	10.35	13.17	0.40%	1.85%	0.00%	12.98%	14.64%
2006	700,917	7,836,779	11.10	11.61	0.40%	1.85%	0.30%	3.14%	3.61%

See Notes to Financial Statements	See explanation of references on page H-20

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
							Investment
Variable Accounts	Total Units	Total	AUV (1)		Expense Ratio (2)		Income	Total Return (4)
For Each Year or Period Ended	Outstanding	Net Assets	Lowest	Highest	Lowest	Highest	Ratio (3)	Lowest	Highest

Small-Cap Index
2010	303,333	$4,077,361	$9.04	$17.07	0.40%	2.00%	0.85%	23.92%	25.92%
2009	333,744	3,660,900	7.25	13.69	0.40%	2.00%	1.27%	25.65%	27.68%
2008	325,432	2,866,946	5.73	10.83	0.40%	2.00%	0.80%	(36.22%)	(35.29%)
2007	1,743,285	24,780,999	8.94	16.91	0.40%	1.85%	1.87%	(3.82%)	(2.41%)
2006	547,565	8,205,769	14.82	17.50	0.40%	1.85%	1.29%	15.63%	16.15%

Small-Cap Value
2010	883,789	$16,682,734	$9.93	$24.59	0.40%	2.00%	1.98%	22.86%	24.84%
2009	1,138,717	17,748,325	8.03	19.70	0.40%	2.00%	2.82%	24.66%	26.67%
2008	679,724	8,898,964	6.40	15.55	0.40%	2.00%	2.68%	(29.54%)	(28.51%)
2007	521,231	10,440,985	9.04	21.76	0.40%	1.85%	2.24%	1.23%	2.72%
2006	419,388	8,464,277	20.08	21.18	0.40%	1.85%	2.33%	17.56%	18.09%

Health Sciences
2010	96,371	$1,383,093	$11.22	$15.58	1.15%	1.95%	0.00%	20.96%	21.93%
2009	68,378	822,535	9.22	12.84	1.15%	1.95%	0.11%	24.89%	25.46%
2008	32,343	327,549	8.93	10.26	1.40%	1.85%	1.19%	(29.48%)	(29.16%)
2007	34,403	494,178	12.81	14.52	1.40%	1.85%	0.00%	14.33%	14.84%
2006	30,881	387,466	11.02	12.78	1.40%	1.85%	0.00%	6.13%	6.35%

Real Estate
2010	935,185	$16,160,816	$7.76	$32.20	0.40%	2.00%	1.38%	27.96%	30.02%
2009	1,070,801	14,745,538	6.03	25.01	0.40%	2.00%	2.13%	29.65%	31.75%
2008	935,547	10,330,848	4.62	19.17	0.40%	2.00%	3.77%	(41.09%)	(40.23%)
2007	912,559	18,857,709	7.80	32.40	0.40%	1.85%	1.34%	(17.71%)	(16.50%)
2006	597,905	15,654,304	25.73	39.20	0.40%	1.85%	3.46%	35.54%	36.15%

Technology
2010	75,483	$769,356	$5.98	$13.44	1.15%	1.85%	0.00%	19.28%	20.12%
2009	71,735	611,806	4.99	8.92	1.15%	1.85%	0.00%	49.78%	50.45%
2008	42,347	239,650	3.32	5.94	1.40%	1.85%	0.11%	(52.53%)	(52.31%)
2007	40,035	475,550	6.95	12.49	1.40%	1.85%	0.05%	20.77%	21.31%
2006	44,564	439,645	5.66	10.32	1.40%	1.85%	0.00%	7.34%	7.56%

Emerging Markets
2010	1,391,026	$47,905,267	$11.74	$58.68	0.40%	2.00%	1.12%	24.51%	26.51%
2009	1,471,354	42,408,570	9.43	46.39	0.40%	2.00%	0.91%	81.14%	84.06%
2008	1,431,464	24,438,901	5.21	25.20	0.40%	2.00%	1.83%	(48.65%)	(47.89%)
2007	1,037,150	39,878,897	11.42	48.37	0.40%	1.85%	1.18%	30.64%	32.56%
2006	787,003	24,542,091	20.57	36.49	0.40%	1.85%	0.86%	22.13%	22.67%

International Large-Cap
2010	5,285,269	$75,734,494	$9.07	$17.08	0.40%	2.00%	1.12%	8.19%	9.94%
2009	5,365,802	71,959,522	8.33	15.53	0.40%	2.00%	1.64%	30.97%	33.08%
2008	5,074,108	53,226,176	6.32	11.67	0.40%	2.00%	2.44%	(36.54%)	(35.61%)
2007	3,930,403	67,632,662	9.90	18.13	0.40%	1.85%	1.55%	7.25%	8.82%
2006	4,560,053	74,589,688	10.46	16.77	0.40%	1.85%	3.12%	24.68%	25.24%

International Small-Cap
2010	4,055,256	$33,602,618	$7.35	$12.61	0.40%	2.00%	2.67%	22.39%	24.36%
2009	4,010,926	27,124,832	5.96	10.28	0.40%	2.00%	1.47%	27.70%	29.76%
2008	3,297,196	17,493,433	4.64	5.57	0.40%	2.00%	2.36%	(48.80%)	(48.05%)
2007	2,516,581	26,302,945	9.02	10.73	0.40%	1.85%	1.31%	2.80%	4.31%
05/05/2006 - 12/31/2006	1,584,685	16,152,471	10.18	10.28	0.40%	1.85%	0.24%	0.26%	0.55%

International Value
2010	4,938,844	$47,723,246	$6.17	$12.25	0.40%	2.00%	2.58%	0.56%	2.18%
2009	5,736,169	55,797,933	6.09	12.11	0.40%	2.00%	2.10%	25.47%	27.49%
2008	7,305,689	57,977,422	4.82	9.59	0.40%	2.00%	3.51%	(48.74%)	(47.99%)
2007	5,011,159	81,225,563	9.37	18.63	0.40%	1.85%	2.48%	4.28%	5.82%
2006	2,780,552	43,886,045	15.53	17.78	0.40%	1.85%	1.89%	23.39%	23.95%

American Funds Asset Allocation
2010	396,566	$5,609,765	$11.62	$14.23	1.15%	2.00%	0.00%	9.82%	10.76%
02/10/2009 - 12/31/2009	258,772	3,313,322	10.58	12.85	1.15%	2.00%	4.74%	26.52%	26.52%

Pacific Dynamix - Conservative Growth
2010	123,372	$1,519,724	$12.22	$12.36	1.15%	1.85%	2.24%	8.26%	9.02%
06/29/2009 - 12/31/2009	47,913	542,765	11.29	11.34	1.15%	1.85%	4.23%	10.44%	10.44%

Pacific Dynamix - Moderate Growth
2010	288,336	$3,772,987	$12.98	$13.13	1.15%	1.85%	2.29%	9.87%	10.65%
06/04/2009 - 12/31/2009	94,587	1,121,109	11.81	11.87	1.15%	1.85%	4.01%	12.94%	12.94%

Pacific Dynamix - Growth
2010	141,556	$1,962,457	$13.72	$14.06	0.40%	1.85%	2.00%	11.74%	12.52%
06/29/2009 - 12/31/2009	35,100	432,680	12.28	12.34	1.15%	1.85%	2.33%	17.36%	17.36%

Invesco V.I. Global Multi-Asset Series II
2010	71,136	$1,039,944	$14.50	$14.95	0.40%	2.00%	0.38%	9.42%	10.19%
02/09/2009 - 12/31/2009	60,756	809,868	13.29	13.38	1.15%	1.85%	2.06%	31.16%	31.16%

See Notes to Financial Statements	See explanation of references on page H-20

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
							Investment
Variable Accounts	Total Units	Total	AUV (1)		Expense Ratio (2)		Income	Total Return (4)
For Each Year or Period Ended	Outstanding	Net Assets	Lowest	Highest	Lowest	Highest	Ratio (3)	Lowest	Highest

Invesco Van Kampen V.I. Global Tactical
Asset Allocation Series II
2010	24,586	$333,047	$13.48	$13.66	1.15%	1.85%	0.17%	7.32%	8.07%
02/10/2009 - 12/31/2009	26,945	339,125	12.56	12.64	1.15%	1.85%	4.49%	25.00%	25.00%

AllianceBernstein VPS Balanced Wealth
Strategy Class B
2010	397,298	$3,742,111	$9.26	$9.50	1.15%	2.00%	2.42%	8.28%	9.04%
2009	294,149	2,547,198	8.61	8.71	1.15%	1.85%	0.77%	22.17%	23.03%
05/08/2008 - 12/31/2008	250,166	1,765,581	7.05	7.08	1.15%	1.85%	3.05%	(29.44%)	(29.44%)

BlackRock Capital Appreciation V.I. Class III (6)
06/22/2010 - 12/31/2010	1,163	$14,368	$12.34	$12.36	0.75%	0.95%	0.55%	20.16%	20.16%

BlackRock Global Allocation V.I. Class III
2010	4,027,468	$40,945,614	$10.00	$11.20	0.40%	2.00%	1.20%	7.59%	9.32%
2009	3,564,014	33,479,785	9.29	10.38	0.40%	2.00%	2.37%	18.52%	20.43%
05/06/2008 - 12/31/2008	1,394,118	11,003,489	7.84	7.96	0.40%	2.00%	6.98%	(21.83%)	(21.83%)

Franklin Templeton VIP Founding
Allocation Class 4
2010	668,127	$6,118,287	$9.02	$11.41	1.15%	2.00%	2.28%	8.06%	8.98%
2009	565,335	4,771,187	8.35	10.56	1.15%	2.00%	3.59%	27.68%	28.58%
05/08/2008 - 12/31/2008	217,481	1,434,378	6.58	6.61	1.15%	1.85%	8.14%	(34.15%)	(34.15%)

Mutual Global Discovery Securities Class 2 (6)
06/22/2010 - 12/31/2010	1,960	$22,186	$11.31	$11.32	0.75%	0.95%	1.87%	9.71%	9.71%

GE Investments Total Return Class 3
2010	288,708	$3,872,939	$10.72	$13.55	0.75%	2.00%	1.42%	7.20%	8.12%
03/05/2009 - 12/31/2009	243,856	3,048,295	12.44	12.54	1.15%	2.00%	3.00%	35.36%	35.36%

Lord Abbett International Core Equity Class VC (6)
06/22/2010 - 12/31/2010	853	$10,356	$12.13	$12.14	0.75%	0.95%	1.43%	17.13%	17.13%

Lord Abbett Total Return Class VC (6)
06/22/2010 - 12/31/2010	4,514	$46,704	$10.34	$10.35	0.75%	0.95%	6.25%	2.65%	2.65%

MFS Value Series - Service Class (6)
06/22/2010 - 12/31/2010	1,973	$22,853	$11.57	$11.58	0.75%	0.95%	0.00%	13.49%	13.49%

PIMCO Global Multi-Asset - Advisor Class (6)
05/10/2010 - 12/31/2010	109,652	$1,175,289	$10.68	$10.79	0.40%	1.85%	8.97%	9.04%	9.04%

JPMorgan Insurance Trust Equity Index
2010	1,753	$19,762	$11.28	$11.28	1.40%	1.40%	2.14%	12.82%	12.82%
2009	1,753	17,517	9.99	9.99	1.40%	1.40%	2.52%	24.68%	24.68%
2008	1,753	14,050	8.02	8.02	1.40%	1.40%	2.03%	(38.08%)	(38.08%)
2007	1,753	22,690	12.95	12.95	1.40%	1.40%	1.43%	3.63%	3.63%
10/24/2006 - 12/31/2006	1,753	21,896	12.43	12.49	1.40%	1.40%	0.00%	3.06%	3.06%

JPMorgan Insurance Trust U.S. Equity
2010	42,275	$531,086	$12.44	$12.61	1.40%	1.60%	1.02%	11.77%	12.00%
2009	53,887	604,639	11.13	11.26	1.40%	1.60%	3.47%	31.56%	31.82%
2008	80,513	685,760	8.46	8.54	1.40%	1.60%	1.52%	(35.84%)	(35.71%)
05/04/2007 - 12/31/2007	132,319	1,753,656	13.19	13.28	1.40%	1.60%	0.00%	0.54%	0.67%

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year.

(2)	The expense ratios represent contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.

(3)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(5)	Investment income ratio represents less than 0.005%.

(6)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2010 is comprised of fifty-seven subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (see Note 3), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, and JPMorgan Insurance Trust (collectively, the “Funds”). Fifty of the fifty-seven Variable Accounts are presented in the Schedule of Investments in Section G of this brochure.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) nine new Variable Accounts, six of which commenced operations during 2010:

	Commenced		Commenced
Variable Accounts	Operations on	Variable Accounts	Operations on

BlackRock Capital Appreciation V.I. Class III	June 22, 2010	Lord Abbett Total Return Class VC	June 22, 2010
Mutual Global Discovery Securities Class 2	June 22, 2010	MFS Value Series – Service Class	June 22, 2010
Lord Abbett International Core Equity Class VC	June 22, 2010	PIMCO Global Multi-Asset – Advisor Class	May 10, 2010
     Franklin Templeton VIP Founding Funds Allocation Class 2, Templeton Global Bond Securities Class 2, and MFS Investors Growth Stock Series — Service Class were organized during 2010 but have not commenced operations as of December 31, 2010. All units were fully redeemed or transferred prior to December 31, 2007 from the JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Mid Cap Value, and JPMorgan Insurance Trust Intrepid Growth Variable Accounts and there have been no investments since then. There have been no investments in the JPMorgan Insurance Trust Mid Cap Growth Variable Account since the variable account was added to the Separate Account.
     Cash Management, Dividend Growth, Invesco V.I. Global Multi-Asset Series II, Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II, and JPMorgan Insurance Trust Mid Cap Growth Variable Accounts and Portfolios/Funds were formerly named Money Market, Diversified Research, AIM V.I. PowerShares ETF Allocation Series II, Van Kampen LIT Global Tactical Asset Allocation Class II, and JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Accounts and Portfolios/Funds, respectively.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The net assets of the Pacific Select Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on October 29, 2010. In connection with the Reorganization, a total of 38,242 outstanding accumulation units (valued at $329,878) of the Equity Variable Account were exchanged for 33,608 accumulation units with equal value of the Main Street Core Variable Account; and a total of 45,887 outstanding accumulation units (valued at $412,645) of the Multi-Strategy Variable Account were exchanged for 23,373 accumulation units (valued at $226,955) of the Main Street Core Variable Account and 11,337 accumulation units (valued at $185,690) of the Managed Bond Variable Account.
     The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on January 25, 1999 and commenced operations on April 1, 2002. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of PL&A.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
     D. Contracts in Payout Period
     Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table. The assumed investment return is 4.0 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7.0 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by PL&A and may result in additional amounts being transferred into the Variable Accounts by PL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to PL&A. For the year ended December 31, 2010, there was no adjustment to net assets allocated to Contracts in payout period.
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Contracts funded by the Separate Account currently being sold or administered include the Pacific Portfolios, Pacific Value, Pacific Innovations Select, Pacific Odyssey, Pacific Voyages, Pacific Value Edge, Pacific One Select, and Pacific Destinations. Each of them has two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider.
     PL&A deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative expenses PL&A assumes, and additional death benefit rider charges for Contract owners who purchased the Stepped-Up Death Benefit Rider. The additional death benefit rider charges are included in M&E in the accompanying Statements of Operations. The mortality risk assumed by PL&A is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. PL&A also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account that result in a direct reduction to unit values:

	Death Benefit Options
	Standard Death	With Stepped-Up
Pacific Portfolios Contracts	Benefit	Death Benefit Rider

M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Select Contracts

M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.65%	1.85%

Pacific Odyssey Contracts

M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	0.40%	0.60%

Pacific Voyages Contracts

M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.15%	1.35%

Pacific Value Edge Contracts

M&E Charge	1.55%	1.55%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.80%	2.00%

Pacific One Select Contracts

M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.75%	1.95%

Pacific Destinations Contracts

M&E Charge	0.60%	0.60%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	0.75%	0.95%

     Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the contract by rider. The charges for riders can range depending on the individual

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders and all other fees and charges are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.
     In addition to the Separate Account’s own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios and Funds in which the Variable Accounts invest.
     The assets of certain Variable Accounts invest in shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2010, PLFA received advisory fees from PSF at effective annual rates ranging from 0.05% to 0.90% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or periods ended December 31, 2010, were as follows:

Variable Accounts	Purchases	Sales
Cash Management	$5,203,309	$8,033,821
Diversified Bond	66,104,542	39,368,510
Floating Rate Loan	24,671,050	23,006,744
High Yield Bond	15,169,491	14,671,786
Inflation Managed	41,891,114	35,965,148
Managed Bond	84,432,195	45,237,038
Short Duration Bond	34,024,976	29,461,540
American Funds Growth	7,998,479	7,433,474
American Funds Growth-Income	14,563,429	18,130,620
Comstock	15,736,250	14,534,079
Dividend Growth	27,785,717	7,265,463
Equity Index	15,900,402	54,568,458
Focused 30	530,222	313,199
Growth LT	11,970,250	9,898,506
Large-Cap Growth	7,044,478	5,776,537
Large-Cap Value	15,019,417	18,274,783
Long/Short Large-Cap	11,278,595	7,515,584
Main Street Core	11,291,294	13,389,159
Mid-Cap Equity	7,447,224	11,012,848
Mid-Cap Growth	9,784,505	12,234,481
Mid-Cap Value	12,057,053	11,163,383
Small-Cap Equity	22,380,607	10,989,121
Small-Cap Growth	6,128,625	7,056,382
Small-Cap Index	621,918	1,061,681
Small-Cap Value	5,012,689	9,637,695
Health Sciences	547,681	216,028
Real Estate	5,493,412	7,969,891
Technology	221,586	192,126
Emerging Markets	13,619,442	17,763,787
International Large-Cap	12,936,742	15,365,531
International Small-Cap	10,524,519	9,832,149
International Value	11,656,364	19,305,782
American Funds Asset Allocation	2,238,138	533,560
Pacific Dynamix — Conservative Growth	1,682,866	770,709
Pacific Dynamix — Moderate Growth	2,770,278	339,709
Pacific Dynamix — Growth	1,552,080	99,259
Invesco V.I. Global Multi-Asset Series II	216,511	81,603

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II	$41,990	$69,819
AllianceBernstein VPS Balanced Wealth Strategy Class B	1,492,146	558,518
BlackRock Capital Appreciation V.I. Class III (1)	13,143	393
BlackRock Global Allocation V.I. Class III	9,219,833	4,615,808
Franklin Templeton VIP Founding Funds Allocation Class 4	1,141,570	227,069
Mutual Global Discovery Securities Class 2 (1)	21,293	48
GE Investments Total Return Class 3	2,360,616	1,812,969
Lord Abbett International Core Equity Class VC (1)	9,770	90
Lord Abbett Total Return Class VC (1)	48,066	102
MFS Value Series — Service Class (1)	21,143	75
PIMCO Global Multi-Asset — Advisor Class (1)	1,214,258	62,361
JPMorgan Insurance Trust Equity Index	383	250
JPMorgan Insurance Trust U.S. Equity	10,047	149,257

(1)	Operations commenced during 2010 (See Note 1).
6. FAIR VALUE MEASUREMENTS
     The Separate Account characterizes its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 – Quoted prices (unadjusted) in active markets for identical holdings
     Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 – Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2010, the Separate Account’s holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2010 and 2009 were as follows:

	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Cash Management	566,814	(831,662)	(264,848)	899,139	(1,365,908)	(466,769)
Diversified Bond	6,550,109	(4,205,530)	2,344,579	2,691,533	(1,604,080)	1,087,453
Floating Rate Loan	3,070,586	(3,006,431)	64,155	1,794,965	(721,454)	1,073,511
High Yield Bond	1,090,893	(1,151,622)	(60,729)	1,096,301	(338,360)	757,941
Inflation Managed	3,432,899	(2,989,068)	443,831	2,725,313	(1,929,441)	795,872
Managed Bond	6,006,048	(3,580,244)	2,425,804	3,129,533	(1,910,704)	1,218,829
Short Duration Bond	3,610,032	(3,174,884)	435,148	1,845,152	(1,655,464)	189,688
American Funds Growth	927,119	(830,462)	96,657	876,480	(2,659,830)	(1,783,350)
American Funds Growth-Income	1,777,755	(2,071,479)	(293,724)	1,130,608	(677,024)	453,584
Comstock	2,048,332	(1,866,707)	181,625	2,267,410	(947,807)	1,319,603
Dividend Growth	3,102,980	(921,406)	2,181,574	457,999	(1,499,422)	(1,041,423)
Equity Index	2,024,677	(5,841,127)	(3,816,450)	6,919,541	(966,370)	5,953,171
Focused 30	44,926	(20,908)	24,018	147,702	(863,931)	(716,229)
Growth LT	1,337,557	(1,121,463)	216,094	904,946	(542,495)	362,451
Large-Cap Growth	1,410,881	(1,153,843)	257,038	3,446,379	(645,467)	2,800,912
Large-Cap Value	2,126,122	(2,354,001)	(227,879)	4,371,280	(922,165)	3,449,115
Long/Short Large-Cap	1,772,114	(1,291,965)	480,149	2,965,075	(584,240)	2,380,835
Main Street Core	1,450,419	(1,650,925)	(200,506)	1,151,900	(2,403,311)	(1,251,411)
Mid-Cap Equity	925,787	(1,117,602)	(191,815)	1,692,452	(5,592,023)	(3,899,571)
Mid-Cap Growth	1,069,569	(1,253,309)	(183,740)	1,546,096	(609,096)	937,000
Mid-Cap Value (1)	1,119,935	(1,050,325)	69,610	2,801,777	(281,360)	2,520,417
Small-Cap Equity	1,866,009	(1,002,285)	863,724	396,650	(399,430)	(2,780)
Small-Cap Growth	727,232	(798,892)	(71,660)	486,414	(1,002,895)	(516,481)
Small-Cap Index	61,404	(91,815)	(30,411)	62,138	(53,826)	8,312
Small-Cap Value	334,858	(589,786)	(254,928)	613,352	(154,359)	458,993
Health Sciences	45,791	(17,798)	27,993	42,130	(6,095)	36,035

(1)	Operations commenced on May 1, 2009.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Real Estate	367,049	(502,665)	(135,616)	430,079	(294,825)	135,254
Technology	24,449	(20,701)	3,748	43,621	(14,233)	29,388
Emerging Markets	497,368	(577,696)	(80,328)	493,559	(453,669)	39,890
International Large-Cap	1,349,003	(1,429,536)	(80,533)	1,365,744	(1,074,050)	291,694
International Small-Cap	1,684,096	(1,639,766)	44,330	1,450,646	(736,916)	713,730
International Value	1,528,639	(2,325,964)	(797,325)	2,093,495	(3,663,015)	(1,569,520)
American Funds Asset Allocation (1)	179,853	(42,059)	137,794	286,670	(27,898)	258,772
Pacific Dynamix — Conservative Growth (2)	100,231	(24,772)	75,459	48,007	(94)	47,913
Pacific Dynamix — Moderate Growth (3)	216,943	(23,194)	193,749	94,656	(69)	94,587
Pacific Dynamix — Growth (2)	116,514	(10,058)	106,456	35,189	(89)	35,100
Invesco V.I. Global Multi-Asset Series II (4)	15,718	(5,338)	10,380	62,844	(2,088)	60,756
Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II (1)	3,043	(5,402)	(2,359)	28,138	(1,193)	26,945
AllianceBernstein VPS Balanced Wealth Strategy Class B	165,729	(62,580)	103,149	151,323	(107,340)	43,983
BlackRock Capital Appreciation V.I. Class III (5)	1,196	(33)	1,163
BlackRock Global Allocation V.I. Class III	966,472	(503,018)	463,454	2,394,560	(224,664)	2,169,896
Franklin Templeton VIP Founding Funds Allocation Class 4	122,372	(19,580)	102,792	365,933	(18,079)	347,854
Mutual Global Discovery Securities Class 2 (5)	1,964	(4)	1,960
GE Investments Total Return Class 3 (6)	187,364	(142,512)	44,852	488,461	(244,605)	243,856
Lord Abbett International Core Equity Class VC (5)	861	(8)	853
Lord Abbett Total Return Class VC (5)	4,521	(7)	4,514
MFS Value Series — Service Class (5)	1,979	(6)	1,973
PIMCO Global Multi-Asset — Advisor Class (5)	115,722	(6,070)	109,652
JPMorgan Insurance Trust Equity Index	—	—	—	—	—	—
JPMorgan Insurance Trust U.S. Equity	830	(12,442)	(11,612)	1,959	(28,585)	(26,626)

(1)	Operations commenced on February 10, 2009.

(2)	Operations commenced on June 29, 2009.

(3)	Operations commenced on June 4, 2009.

(4)	Operations commenced on February 9, 2009.

(5)	Operations commenced during 2010 (See Note 1).

(6)	Operations commenced on March 5, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life & Annuity Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account A (the “Separate Account”) comprised of Cash Management (formerly named Money Market), Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth (formerly named Diversified Research), Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, American Funds Asset Allocation, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Invesco V.I. Global Multi-Asset Series II (formerly named AIM V.I. PowerShares ETF Allocation Series II), Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II (formerly named Van Kampen LIT Global Tactical Asset Allocation Class II), AllianceBernstein VPS Balanced Wealth Strategy Class B, BlackRock Capital Appreciation V.I. Class III, BlackRock Global Allocation V.I. Class III, Franklin Templeton VIP Founding Funds Allocation Class 4, Mutual Global Discovery Securities Class 2, GE Investments Total Return Class 3, Lord Abbett International Core Equity Class VC, Lord Abbett Total Return Class VC, MFS Value Series - Service Class, PIMCO Global Multi-Asset – Advisor Class, JPMorgan Insurance Trust Equity Index, and JPMorgan Insurance Trust U.S. Equity Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2010, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2010 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2010, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 28, 2011

J-1

Pacific Life & Annuity Company
Mailing Address:
P.O. Box 2829
Omaha, Nebraska 68103-2829

Annual Reports
as of December 31, 2010

•	Pacific Select Fund

•	Separate Account A of Pacific Life & Annuity Company

Form No. N355-11A